Equity - Schedule of Stock Option Program (Details)	12 Months Ended
	Dec. 31, 2019 Bonds € / shares	Dec. 31, 2018 Bonds	Dec. 31, 2017 Bonds
2010 Share Option Program [Member]
Statement Line Items [Line Items]
Number of options issued | Bonds	23,000	137,850	364,350
2010 Share Option Program [Member] | Tranche 1 [Member]
Statement Line Items [Line Items]
Number of options issued | Bonds	106,400
Date of issue	Nov. 24, 2010
Exercise price	€ 1.91
Adjusted exercise price March 2018
End of vesting period	Nov. 24, 2014
End of exercise window	Nov. 24, 2016
Fair value per option	€ 0.57
Share price volatility	45.78%
Dividend yield	0.00%
Risk-free interest rate	1.75%
Fluctuation rate	20.00%
2010 Share Option Program [Member] | Tranche 2 [Member]
Statement Line Items [Line Items]
Number of options issued | Bonds	96,400
Date of issue	Sep. 30, 2011
Date of issue, one	Jul. 10, 2011
Exercise price	€ 2.48
Adjusted exercise price March 2018
End of vesting period	Sep. 30, 2015
End of vesting period, one	Jul. 10, 2015
End of exercise window	Sep. 30, 2017
End of exercise window, one	Jul. 10, 2017
Fair value per option	€ 1.24
Share price volatility	51.30%
Dividend yield	0.00%
Risk-free interest rate	1.21%
Fluctuation rate	20.00%
2010 Share Option Program [Member] | Tranche 3 [Member]
Statement Line Items [Line Items]
Number of options issued | Bonds	65,000
Date of issue	Mar. 23, 2012
Exercise price	€ 3.30
Adjusted exercise price March 2018	€ 3.02
End of vesting period	Mar. 23, 2016
End of vesting period, one	Nov. 05, 2016
End of exercise window	Mar. 23, 2018
Fair value per option	€ 1.60
Share price volatility	53.50%
Dividend yield	0.00%
Risk-free interest rate	0.90%
Fluctuation rate	20.00%
2010 Share Option Program [Member] | Tranche 4 [Member]
Statement Line Items [Line Items]
Number of options issued | Bonds	51,500
Date of issue	Nov. 05, 2012
Exercise price	€ 40.9
Adjusted exercise price March 2018	€ 3.81
End of vesting period	Nov. 05, 2016
End of exercise window	Nov. 05, 2018
Fair value per option	€ 2.06
Share price volatility	65.00%
Dividend yield	0.00%
Risk-free interest rate	0.82%
Fluctuation rate	20.00%
2010 Share Option Program [Member] | Tranche 5 [Member]
Statement Line Items [Line Items]
Number of options issued | Bonds	179,500
Date of issue	Feb. 09, 2013
Exercise price	€ 3.373
Adjusted exercise price March 2018	€ 3.093
End of vesting period	Feb. 09, 2017
End of exercise window	Feb. 09, 2019
Fair value per option	€ 1.07
Share price volatility	39.20%
Dividend yield	0.00%
Risk-free interest rate	0.71%
Fluctuation rate	20.00%
2010 Share Option Program [Member] | Tranche 6 [Member]
Statement Line Items [Line Items]
Number of options issued | Bonds	159,350
Date of issue	Feb. 04, 2014
Exercise price	€ 3.43
Adjusted exercise price March 2018	€ 3.15
End of vesting period	Feb. 04, 2018
End of exercise window	Feb. 04, 2020
Fair value per option	€ 0.83
Share price volatility	32.30%
Dividend yield	0.00%
Risk-free interest rate	0.68%
Fluctuation rate	20.00%
2015 Share Option Program [Member]
Statement Line Items [Line Items]
Number of options issued | Bonds	1,496,985	1,252,000	1,143,500
2015 Share Option Program [Member] | Tranche 1 [Member]
Statement Line Items [Line Items]
Number of options issued | Bonds	425,000
Date of issue	Apr. 18, 2016
Exercise price	€ 2.49
Adjusted exercise price March 2018	€ 2.25
End of vesting period	Apr. 18, 2020
End of exercise window	Apr. 18, 2022
Fair value per option	€ 1.00
Share price volatility	50.59%
Dividend yield	0.00%
Share price yield	2.31%
Risk-free interest rate	5.92%
Fluctuation rate	12.00%
2015 Share Option Program [Member] | Tranche 2 [Member]
Statement Line Items [Line Items]
Number of options issued | Bonds	130,500
Date of issue	Jan. 12, 2016
Exercise price	€ 3.28
Adjusted exercise price March 2018	€ 3.04
End of vesting period	Jan. 12, 2020
End of exercise window	Jan. 12, 2022
Fair value per option	€ 1.30
Share price volatility	49.00%
Dividend yield	0.00%
Share price yield	7.00%
Risk-free interest rate	13.26%
Fluctuation rate	12.00%
2015 Share Option Program [Member] | Tranche 3 [Member]
Statement Line Items [Line Items]
Number of options issued | Bonds	329,000
Date of issue	Apr. 28, 2017
Exercise price	€ 4.02
Adjusted exercise price March 2018	€ 3.78
End of vesting period	Apr. 28, 2021
End of exercise window	Apr. 28, 2023
Fair value per option	€ 1.56
Share price volatility	47.00%
Dividend yield	0.00%
Share price yield	7.50%
Risk-free interest rate	13.94%
Fluctuation rate	12.00%
2015 Share Option Program [Member] | Tranche 4 [Member]
Statement Line Items [Line Items]
Number of options issued | Bonds	300,500
Date of issue	Nov. 28, 2017
Exercise price	€ 3.33
Adjusted exercise price March 2018	€ 3.09
End of vesting period	Nov. 28, 2021
End of exercise window	Nov. 28, 2023
Fair value per option	€ 1.48
Share price volatility	46.00%
Dividend yield	0.00%
Share price yield	7.60%
Risk-free interest rate	14.05%
Fluctuation rate	12.00%
2015 Share Option Program [Member] | Tranche 5 [Member]
Statement Line Items [Line Items]
Number of options issued | Bonds	180,000
Date of issue	Jul. 05, 2018
Exercise price	€ 5.73
Adjusted exercise price March 2018
End of vesting period	Jul. 05, 2022
End of exercise window	Jul. 05, 2024
Fair value per option	€ 2.35
Share price volatility	47.00%
Dividend yield	0.00%
Share price yield	7.60%
Risk-free interest rate	14.03%
Fluctuation rate	9.00%
2015 Share Option Program [Member] | Tranche 6 [Member]
Statement Line Items [Line Items]
Number of options issued | Bonds	333,485
Date of issue	May 14, 2019
Exercise price	€ 6.708
Adjusted exercise price March 2018
End of vesting period	May 14, 2023
End of exercise window	May 14, 2025
Fair value per option	€ 2.55
Share price volatility	47.30%
Dividend yield	0.00%
Share price yield	7.60%
Risk-free interest rate	13.35%
Fluctuation rate	9.00%